Condensed Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Income (Loss)		Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance	Treasury Stock	Treasury Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Total ORIX Corporation Shareholders' Equity	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjustment	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjusted Balance	Noncontrolling Interests	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjustment	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning Balance at Mar. 31, 2023	¥ 3,614,322			¥ 221,111		¥ 233,169		¥ 3,054,448			¥ 156,135			¥ (121,256)		¥ 3,543,607			¥ 70,715
Contribution to subsidiaries	2,946															0			2,946
Transaction with noncontrolling interests	957					84					(165)					(81)			1,038
Comprehensive income (loss), net of tax:
Net income (loss)	130,602							128,100								128,100			2,502
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(100,411)										(100,411)					(100,411)			0
Impact of changes in policy liability discount rate	110,576										110,576					110,576			0
Net change of debt valuation adjustments	(123)										(123)					(123)			0
Net change of defined benefit pension plans	(89)										(89)					(89)			0
Net change of foreign currency translation adjustments	163,420										158,229					158,229			5,191
Net change of unrealized gains (losses) on derivative instruments	2,408										2,548					2,548			(140)
Total other comprehensive income (loss)	175,781															170,730			5,051
Total comprehensive income (loss)	306,383															298,830			7,553
Cash dividends	(51,563)							(50,209)								(50,209)			(1,354)
Acquisition of treasury stock	(31,474)													(31,474)		(31,474)			0
Other, net	425					426								(1)		425			0
Ending Balance at Sep. 30, 2023	3,841,996			221,111		233,679		3,132,339			326,700	[1]		(152,731)		3,761,098			80,898
Beginning Balance at Mar. 31, 2024	4,021,965		¥ 4,021,808	221,111	¥ 221,111	233,457	¥ 233,457	3,259,730		¥ 3,259,573	357,148		¥ 357,148	(129,980)	¥ (129,980)	3,941,466		¥ 3,941,309	80,499		¥ 80,499
Beginning Balance (Accounting Standards Update 2023-02) at Mar. 31, 2024		¥ (157)							¥ (157)								¥ (157)			¥ 0
Contribution to subsidiaries	3,405															0			3,405
Transaction with noncontrolling interests	(4,553)															0			(4,553)
Comprehensive income (loss), net of tax:
Net income (loss)	181,973							182,946								182,946			(973)
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(54,744)										(54,744)					(54,744)			0
Impact of changes in policy liability discount rate	2,741										2,741					2,741			0
Net change of debt valuation adjustments	(75)										(75)					(75)			0
Net change of defined benefit pension plans	(526)										(525)					(525)			(1)
Net change of foreign currency translation adjustments	(63,376)										(62,223)					(62,223)			(1,153)
Net change of unrealized gains (losses) on derivative instruments	(8,229)										(8,224)					(8,224)			(5)
Total other comprehensive income (loss)	(124,209)															(123,050)			(1,159)
Total comprehensive income (loss)	57,764															59,896			(2,132)
Cash dividends	(64,914)							(64,405)								(64,405)			(509)
Acquisition of treasury stock	(35,417)													(35,417)		(35,417)			0
Disposal of treasury stock	158					(158)								316		158			0
Other, net	656					656										656			0
Ending Balance at Sep. 30, 2024	¥ 3,978,907			¥ 221,111		¥ 233,955		¥ 3,378,114			¥ 234,098	[2]		¥ (165,081)		¥ 3,902,197			¥ 76,710

[1]	As of September 30, 2023, net unrealized gains (losses) on investment in securities contained ¥(128) million (net of tax of ¥21 million ) of net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.
[2]	As of September 30, 2024, net unrealized gains (losses) on investment in securities contained ¥(39) million (net of tax of ¥15 million ) of net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.